Revenue - Timing of transfer (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Timing of transfer
Revenue	$ 5,596,799	$ 1,670,009
Timing of transfer
Timing of transfer
Revenue	4,974,409	792,923
Point in time
Timing of transfer
Revenue	622,390	877,086
Over time
Timing of transfer
Revenue	$ 5,596,799	$ 1,670,009